Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from continuing operating activities:
Net (loss)	$ (48,411,830)	$ (14,821,513)
Depreciation & Amortization	428,828	214,142
Gain on sale of fixed assets		(23,308)
Fair value of stock-based compensation	5,120,300	1,118,155
Fair value of options issued for services	15,013,755	108,263
Fair value of warrants issued for services		910,663
Fair value of shares issued from Convertible note extinguishment	(84,219)	1,120,333
Unrealized loss on equity investment	599,155	864,418
Realized gain/loss on sale of marketable securities	269,723	(238,834)
Unrealized loss on marketable securities	101,088	1,511,488
Bad debt expense	89,328	7,022
Gain on sale of SRM stock	(431,972)
Accrued losses on settlements	7,389,092
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Prepaid expenses and deposits	635,718	(1,045,861)
Right of Entry asset	179,305	164,950
Accounts receivable	(367,304)	367,024
Inventory	562,314	(608,004)
Other assets		(86,174)
Accounts payable	725,001	(255,750)
Accrued expenses	284,517	141,842
Lease liability	(192,547)	(164,170)
Net cash (used in) continuing operating activities	(18,089,748)	(10,715,314)
Cash flows from discontinued operating activities:
Income (loss) from discontinued operations	(997,802)	(261,528)
Reclassification of assets and liabilities to held for sale		863,065
Cash provided from discontinued operations	(997,802)	601,537
Cash flows from investing activities:
Cash paid for purchase of assets	(87,162)	(106,153)
Cash paid for investment	(739,557)
Cash paid for marketable securities		(545,130)
Cash paid for purchase of intangible assets		(2,200,000)
Cash paid for SRM Inc.		(390,478)
Cash received from SRM Ltd. loan repayment		1,534,814
Cash received for sale of marketable securities	490,000	869,834
Net change to value of marketable securities		467,966
Cash paid for intangible assets	417,445
Purchase of equipment	(85,665)
Proceeds from sale of assets		39,100
Net cash (used in) investing activities	(4,939)	(330,047)
Cash flows from financing activities:
Cash received upon exercise of options	76,000
Cash received upon warrant conversions	3,962,714	13,456,912
Deconsolidation of subsidiary	943,722
Shares issued for private placements	10,625,519
Loans to affiliates		(699,952)
Borrowings on debt		199,097
Payments on debt		(156,436)
Net cash (used in) provided by financing activities	15,607,955	12,799,621
Net increase (decrease) in cash and cash equivalents	(3,484,534)	2,355,797
Cash and cash equivalents at the beginning of the period	3,833,349	1,477,552
Cash and cash equivalents at the end of the period	348,816	3,833,349
Non-cash items:
Reclassification of Held to Maturity investments to Marketable Securities		3,417,100
Shares issued from stock payable for services	113,500	192,000
Shares issued for GBB asset purchase	175,000	2,468,500
Reclassification for SRM Ltd deconsolidation		146,800
Conversion of promissory note for common stock	1,542,457	500,000
Common stock issued from stock payable on extinguishment of debt	245,044
Common stock issued from stock payable on convertible note	$ 344,196